RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

8)       RELATED PARTY TRANSACTIONS

In August 2012, MLOA sold its entire portfolio of agricultural mortgage loans on real estate to AXA Equitable, an affiliate, in exchange for $42 million dollars in cash. MLOA recorded a pre-tax net realized gain of $3 million related to the sale.

Under its service agreement with AXA Equitable, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreement are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $57 million, $54 million and $53 million for 2012, 2011 and 2010, respectively. At December 31, 2012 and 2011, respectively, MLOA reported a $23 million and $11 million payable to AXA Equitable in connection with its service agreement.

Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. Beginning in 2008 AXA Global Life, in turn, retrocedes a quota share portion of these risks to MLOA on a one-year term basis. Premiums and experience refunds earned in 2012, 2011 and 2010 under this arrangement totaled approximately $1 million, $2 million and $2 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $1 million, $1 million and $2 million, respectively.

MLOA cedes a portion of its life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums paid in 2012, 2011 and 2010 to AXA Equitable totaled approximately $570,437, $426,414 and $395,877, respectively. Claims and expenses in 2012, 2011 and 2010 were $0, $0 and $894,972, respectively.

As more fully described in Note 7, MLOA ceded new variable life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA RE Arizona Company (formerly AXA Bermuda, which during second quarter 2012, redomesticated from Bermuda to Arizona and changed its name to AXA RE Arizona Company) (“AXA Arizona”). MLOA reported $317,488, $334,772 and $361,422 of ceded premiums for 2012, 2011 and 2010, respectively.

In 2012, 2011 and 2010, respectively, MLOA paid AXA Distribution and its subsidiaries $11 million, $36 million and $31 million of commissions and fees for sales of insurance products. MLOA charged AXA Distribution's subsidiaries $25 million, $3 million and $3 million, respectively, for their applicable share of operating expenses in 2012, 2011 and 2010, pursuant to the Agreements for Services.

In addition to the AXA Equitable service agreement, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements were $2 million, $2 million and $2 million for 2012, 2011 and 2010, respectively.